PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.0%
Asset-Backed Securities 6.1%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.608%(c)	04/20/32	2,000	$1,997,017
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)	2.428(c)	04/20/28	6,000	6,022,901

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.490(c)	07/16/29	3,450	3,418,865
Battalion CLO Ltd.,
Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.673(c)	05/17/31	4,500	4,506,660
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.568(c)	01/17/33	2,250	2,244,040

Canyon CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.157(c)	07/15/28	3,700	3,720,867
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.398(c)	10/20/31	4,500	4,471,708
ICG US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	1.595(c)	10/26/32	4,000	3,981,988
KKR CLO Ltd. (Cayman Islands), Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.736(c)	10/17/31	4,000	4,005,909
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.567(c)	10/15/32	6,000	5,993,913
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.447(c)	10/15/30	1,989	1,985,319
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.678(c)	07/20/32	4,000	3,994,044
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.498(c)	07/20/29	1,972	1,951,874
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)	1.278(c)	10/20/29	3,500	3,475,467

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

York CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.669%(c)	04/20/32	1,500	$1,500,298

Total Asset-Backed Securities (cost $51,655,449)				53,270,870
Commercial Mortgage-Backed Securities 10.5%
BANK, Series 2017-BNK05, Class A3	3.020	06/15/60	3,600	3,840,312
Barclays Commercial Mortgage Securities Trust, Series 2020-C07, Class A4	1.786	04/15/53	4,000	4,081,503
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	6,500,584
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	6,000	6,354,464
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717	02/25/22	105	106,621
Series 2018-M14, Class A1	3.697(cc)	08/25/28	1,502	1,682,654
Series 2019-M01, Class A2	3.673(cc)	09/25/28	2,000	2,344,950
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO	1.724(cc)	03/25/22	22,004	361,257
Series K0020, Class X1, IO	1.489(cc)	05/25/22	12,882	203,572
Series K0021, Class X1, IO	1.539(cc)	06/25/22	14,369	229,226
Series K0025, Class X1, IO	0.926(cc)	10/25/22	36,433	440,133
Series K0060, Class AM	3.300(cc)	10/25/26	3,860	4,380,796
Series K0064, Class AM	3.327(cc)	03/25/27	2,100	2,394,751
Series K0068, Class AM	3.315	08/25/27	3,200	3,659,774
Series K0076, Class AM	3.900	04/25/28	750	887,257
Series K0077, Class AM	3.850(cc)	05/25/28	310	369,552
Series K0078, Class AM	3.920	06/25/28	925	1,101,882
Series K0079, Class AM	3.930	06/25/28	1,225	1,460,184
Series K0080, Class AM	3.986(cc)	07/25/28	3,300	3,957,000
Series K0081, Class AM	3.900(cc)	08/25/28	2,600	3,092,417
Series K0083, Class AM	4.030(cc)	10/25/28	450	540,496
Series K0084, Class AM	3.880(cc)	10/25/28	2,200	2,585,405
Series K0085, Class AM	4.060(cc)	10/25/28	1,100	1,329,044
Series K0086, Class A2	3.859(cc)	11/25/28	2,500	2,986,265
Series K0086, Class AM	3.919(cc)	12/25/28	350	418,257

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0087, Class AM	3.832%(cc)	12/25/28	400	$473,947
Series K0088, Class AM	3.761(cc)	01/25/29	880	1,043,446
Series K0090, Class AM	3.492(cc)	03/25/29	1,450	1,704,318
Series K0091, Class AM	3.566	03/25/29	1,650	1,943,529
Series K0151, Class A3	3.511	04/25/30	900	1,053,809
Series K0152, Class A2	3.080	01/25/31	375	428,311
Series K0157, Class A2	3.990(cc)	05/25/33	2,900	3,551,559
Series K0157, Class A3	3.990(cc)	08/25/33	755	932,896
Series K0158, Class A2	3.900(cc)	12/25/30	1,275	1,563,670
Series K1513, Class A3	2.797	08/25/34	6,500	7,298,526
Series K1514, Class A2	2.859	10/25/34	5,217	5,991,729
Series KC03, Class A2	3.499	01/25/26	1,100	1,203,709
Series W5FX, Class AFX	3.336(cc)	04/25/28	1,970	2,211,371

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	2,500	2,598,650
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C09, Class A3	2.834	05/15/46	878	910,581
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572	09/15/58	2,220	2,457,431

Total Commercial Mortgage-Backed Securities (cost $82,402,501)				90,675,838
Corporate Bonds 0.7%
Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	2,510	2,522,247
U.S. Gov’t. Gtd. Notes, Series BB	4.300	12/15/21	1,210	1,258,757
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,270,809

Total Corporate Bonds (cost $5,897,951)				6,051,813
Residential Mortgage-Backed Securities 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)	0.770(c)	10/25/28	34	33,817

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	3.136%(cc)	02/25/34	152	$150,961

Total Residential Mortgage-Backed Securities (cost $186,941)				184,778
U.S. Government Agency Obligations 44.1%
Fannie Mae Principal Strips, MTN	2.001(s)	10/08/27	530	496,296
Federal Home Loan Bank	3.250	11/16/28	1,800	2,143,113
Federal Home Loan Mortgage Corp.	2.000	01/01/32	355	371,856
Federal Home Loan Mortgage Corp.	2.500	05/01/23	91	94,579
Federal Home Loan Mortgage Corp.	2.500	12/01/23	140	145,747
Federal Home Loan Mortgage Corp.	2.500	02/01/28	1,421	1,491,472
Federal Home Loan Mortgage Corp.	2.500	05/01/28	1,005	1,047,791
Federal Home Loan Mortgage Corp.	2.500	05/01/28	1,234	1,287,244
Federal Home Loan Mortgage Corp.	2.500	03/01/30	776	822,755
Federal Home Loan Mortgage Corp.	2.500	09/01/31	513	535,292
Federal Home Loan Mortgage Corp.	2.500	10/01/32	601	637,613
Federal Home Loan Mortgage Corp.	2.500	11/01/46	1,824	1,940,737
Federal Home Loan Mortgage Corp.	3.000	10/01/28	143	153,055
Federal Home Loan Mortgage Corp.	3.000	06/01/29	416	442,369
Federal Home Loan Mortgage Corp.	3.000	12/01/30	488	519,611
Federal Home Loan Mortgage Corp.	3.000	01/01/37	948	995,952
Federal Home Loan Mortgage Corp.	3.000	01/01/40	4,933	5,160,496
Federal Home Loan Mortgage Corp.	3.000	04/01/43	1,226	1,307,784
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,459	1,549,798
Federal Home Loan Mortgage Corp.	3.000	10/01/46	649	679,935
Federal Home Loan Mortgage Corp.	3.000	11/01/46	590	618,069
Federal Home Loan Mortgage Corp.	3.000	12/01/46	561	589,714
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,215	1,275,613
Federal Home Loan Mortgage Corp.	3.000	03/01/47	409	428,551
Federal Home Loan Mortgage Corp.	3.000	12/01/49	666	696,480
Federal Home Loan Mortgage Corp.	3.000	06/01/50	1,296	1,354,676
Federal Home Loan Mortgage Corp.	3.500	08/01/26	220	232,751
Federal Home Loan Mortgage Corp.	3.500	01/01/27	123	130,333
Federal Home Loan Mortgage Corp.	3.500	11/01/28	875	949,339
Federal Home Loan Mortgage Corp.	3.500	11/01/37	438	465,077
Federal Home Loan Mortgage Corp.	3.500	06/01/42	1,070	1,151,743
Federal Home Loan Mortgage Corp.	3.500	06/01/43	823	889,313
Federal Home Loan Mortgage Corp.	3.500	07/01/43	2,066	2,241,145
Federal Home Loan Mortgage Corp.	3.500	07/01/47	3,501	3,721,052
Federal Home Loan Mortgage Corp.	3.500	08/01/47	2,674	2,833,248

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	10/01/47	233	$247,288
Federal Home Loan Mortgage Corp.	4.000	06/01/26	63	67,389
Federal Home Loan Mortgage Corp.	4.000	09/01/26	184	195,836
Federal Home Loan Mortgage Corp.	4.000	11/01/39	797	874,822
Federal Home Loan Mortgage Corp.	4.000	09/01/40	494	538,831
Federal Home Loan Mortgage Corp.	4.000	12/01/40	299	328,842
Federal Home Loan Mortgage Corp.	4.000	12/01/40	407	445,340
Federal Home Loan Mortgage Corp.	4.000	04/01/42	697	766,401
Federal Home Loan Mortgage Corp.	4.000	04/01/42	767	835,907
Federal Home Loan Mortgage Corp.	4.000	05/01/46	1,160	1,256,864
Federal Home Loan Mortgage Corp.	4.000	08/01/46	307	334,994
Federal Home Loan Mortgage Corp.	4.000	12/01/46	261	282,674
Federal Home Loan Mortgage Corp.	4.000	07/01/47	677	727,633
Federal Home Loan Mortgage Corp.	4.000	08/01/47	255	272,831
Federal Home Loan Mortgage Corp.	4.000	08/01/47	701	752,253
Federal Home Loan Mortgage Corp.	4.000	06/01/48	186	198,750
Federal Home Loan Mortgage Corp.	4.000	11/01/48	372	396,289
Federal Home Loan Mortgage Corp.	4.500	09/01/39	1,107	1,241,022
Federal Home Loan Mortgage Corp.	4.500	07/01/47	230	250,330
Federal Home Loan Mortgage Corp.	4.500	07/01/47	248	272,298
Federal Home Loan Mortgage Corp.	4.500	08/01/47	807	882,396
Federal Home Loan Mortgage Corp.	5.000	06/01/33	602	692,108
Federal Home Loan Mortgage Corp.	5.000	03/01/34	66	76,653
Federal Home Loan Mortgage Corp.	5.000	05/01/34	51	59,637
Federal Home Loan Mortgage Corp.	5.000	05/01/34	598	688,557
Federal Home Loan Mortgage Corp.	5.000	02/01/48	268	299,307
Federal Home Loan Mortgage Corp.	5.500	05/01/37	81	95,999
Federal Home Loan Mortgage Corp.	5.500	01/01/38	70	82,542
Federal Home Loan Mortgage Corp.	6.000	12/01/33	37	43,575
Federal Home Loan Mortgage Corp.	6.000	09/01/34	135	151,579
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40	61,985
Federal Home Loan Mortgage Corp.	6.500	09/01/32	38	43,387
Federal Home Loan Mortgage Corp.	6.500	09/01/32	108	122,894
Federal Home Loan Mortgage Corp.	6.750	09/15/29	100	149,259
Federal Home Loan Mortgage Corp.	7.000	09/01/32	28	29,299
Federal Home Loan Mortgage Corp.	8.000	08/01/22	1	1,237
Federal Home Loan Mortgage Corp., MTN	(2.451)(s)	11/15/38	2,500	1,780,564
Federal National Mortgage Assoc.	0.875	08/05/30	970	950,042
Federal National Mortgage Assoc.	2.000	TBA	7,000	7,258,294
Federal National Mortgage Assoc.	2.000	TBA	60,000	62,330,127
Federal National Mortgage Assoc.	2.000	08/01/31	434	454,001
Federal National Mortgage Assoc.	2.000	10/01/34	945	983,533

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	TBA(tt)	3,500	$3,667,233
Federal National Mortgage Assoc.	2.500	06/01/28	457	476,890
Federal National Mortgage Assoc.	2.500	08/01/28	469	488,391
Federal National Mortgage Assoc.	2.500	11/01/28	1,055	1,099,820
Federal National Mortgage Assoc.	2.500	08/01/29	100	104,789
Federal National Mortgage Assoc.	2.500	08/01/31	479	499,262
Federal National Mortgage Assoc.	2.500	11/01/31	296	312,479
Federal National Mortgage Assoc.	2.500	04/01/35	2,500	2,598,546
Federal National Mortgage Assoc.	2.500	02/01/43	230	244,581
Federal National Mortgage Assoc.	2.500	12/01/46	1,089	1,158,815
Federal National Mortgage Assoc.	2.500	03/01/50	457	479,085
Federal National Mortgage Assoc.	2.500	05/01/50	1,763	1,848,911
Federal National Mortgage Assoc.	2.500	06/01/50	969	1,016,496
Federal National Mortgage Assoc.	2.500	08/01/50	638	669,714
Federal National Mortgage Assoc.	2.500	09/01/50	6,872	7,207,721
Federal National Mortgage Assoc.	2.500	10/01/50	13,562	14,225,636
Federal National Mortgage Assoc.	3.000	TBA	20,000	20,905,859
Federal National Mortgage Assoc.	3.000	01/01/27	405	429,229
Federal National Mortgage Assoc.	3.000	08/01/28	815	853,712
Federal National Mortgage Assoc.	3.000	02/01/31	751	785,757
Federal National Mortgage Assoc.	3.000	11/01/36	379	395,423
Federal National Mortgage Assoc.	3.000	11/01/39	500	522,299
Federal National Mortgage Assoc.	3.000	12/01/42	1,169	1,243,378
Federal National Mortgage Assoc.	3.000	02/01/43	593	629,807
Federal National Mortgage Assoc.	3.000	03/01/43	360	390,680
Federal National Mortgage Assoc.	3.000	04/01/43	568	610,213
Federal National Mortgage Assoc.	3.000	06/01/43	293	311,358
Federal National Mortgage Assoc.	3.000	06/01/43	603	637,983
Federal National Mortgage Assoc.	3.000	07/01/43	1,855	1,971,458
Federal National Mortgage Assoc.	3.000	09/01/46	2,001	2,090,684
Federal National Mortgage Assoc.	3.000	11/01/46	2,111	2,206,463
Federal National Mortgage Assoc.	3.000	11/01/46	2,250	2,367,733
Federal National Mortgage Assoc.	3.000	01/01/47	271	283,953
Federal National Mortgage Assoc.	3.000	04/01/47	4,456	4,667,556
Federal National Mortgage Assoc.	3.000	12/01/49	858	905,241
Federal National Mortgage Assoc.	3.000	01/01/50	2,000	2,091,872
Federal National Mortgage Assoc.	3.000	06/01/50	1,945	2,033,317
Federal National Mortgage Assoc.	3.500	09/01/26	131	139,003
Federal National Mortgage Assoc.	3.500	03/01/27	298	318,688
Federal National Mortgage Assoc.	3.500	12/01/30	72	76,613
Federal National Mortgage Assoc.	3.500	11/01/32	2,425	2,587,698
Federal National Mortgage Assoc.	3.500	02/01/33	131	139,570

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	05/01/33	259	$275,046
Federal National Mortgage Assoc.	3.500	10/01/41	1,565	1,682,525
Federal National Mortgage Assoc.	3.500	12/01/41	456	490,320
Federal National Mortgage Assoc.	3.500	03/01/42	487	529,020
Federal National Mortgage Assoc.	3.500	05/01/42	2,172	2,355,403
Federal National Mortgage Assoc.	3.500	07/01/42	741	797,291
Federal National Mortgage Assoc.	3.500	12/01/42	1,284	1,393,583
Federal National Mortgage Assoc.	3.500	03/01/43	575	623,182
Federal National Mortgage Assoc.	3.500	06/01/45	3,639	3,887,409
Federal National Mortgage Assoc.	3.500	01/01/46	1,038	1,105,790
Federal National Mortgage Assoc.	3.500	12/01/46	1,653	1,765,606
Federal National Mortgage Assoc.	3.500	11/01/47	4,293	4,543,117
Federal National Mortgage Assoc.	3.500	01/01/48	1,571	1,659,990
Federal National Mortgage Assoc.	3.500	03/01/48	4,168	4,404,534
Federal National Mortgage Assoc.	3.500	04/01/48	3,267	3,459,826
Federal National Mortgage Assoc.	3.500	11/01/48	2,375	2,511,666
Federal National Mortgage Assoc.	4.000	09/01/40	776	842,786
Federal National Mortgage Assoc.	4.000	01/01/41	1,097	1,198,191
Federal National Mortgage Assoc.	4.000	09/01/44	761	827,169
Federal National Mortgage Assoc.	4.000	06/01/47	2,982	3,208,033
Federal National Mortgage Assoc.	4.000	06/01/47	3,513	3,779,524
Federal National Mortgage Assoc.	4.000	08/01/47	742	797,038
Federal National Mortgage Assoc.	4.000	09/01/47	4,146	4,452,019
Federal National Mortgage Assoc.	4.000	10/01/47	231	247,307
Federal National Mortgage Assoc.	4.000	10/01/47	2,085	2,233,795
Federal National Mortgage Assoc.	4.000	11/01/47	2,457	2,640,739
Federal National Mortgage Assoc.	4.000	12/01/47	509	546,338
Federal National Mortgage Assoc.	4.000	06/01/48	274	293,339
Federal National Mortgage Assoc.	4.500	04/01/41	877	971,610
Federal National Mortgage Assoc.	4.500	05/01/41	518	581,204
Federal National Mortgage Assoc.	4.500	01/01/45	224	250,510
Federal National Mortgage Assoc.	4.500	12/01/47	1,879	2,040,404
Federal National Mortgage Assoc.	4.500	06/01/48	512	557,793
Federal National Mortgage Assoc.	4.500	10/01/48	2,153	2,335,669
Federal National Mortgage Assoc.	5.000	12/01/31	61	67,739
Federal National Mortgage Assoc.	5.000	03/01/34	279	321,333
Federal National Mortgage Assoc.	5.000	07/01/35	109	127,037
Federal National Mortgage Assoc.	5.000	09/01/35	63	73,159
Federal National Mortgage Assoc.	5.000	11/01/35	77	89,208
Federal National Mortgage Assoc.	5.000	05/01/36	42	49,289
Federal National Mortgage Assoc.	5.500	02/01/34	291	343,146
Federal National Mortgage Assoc.	5.500	09/01/34	511	605,709

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	02/01/35	393	$458,058
Federal National Mortgage Assoc.	5.500	06/01/35	56	62,978
Federal National Mortgage Assoc.	5.500	06/01/35	164	185,760
Federal National Mortgage Assoc.	5.500	09/01/35	96	107,536
Federal National Mortgage Assoc.	5.500	09/01/35	240	273,858
Federal National Mortgage Assoc.	5.500	10/01/35	272	318,474
Federal National Mortgage Assoc.	5.500	11/01/35	257	292,194
Federal National Mortgage Assoc.	5.500	11/01/35	563	665,354
Federal National Mortgage Assoc.	5.500	11/01/36	7	8,399
Federal National Mortgage Assoc.	6.000	08/01/21	4	3,636
Federal National Mortgage Assoc.	6.000	09/01/21	2	2,382
Federal National Mortgage Assoc.	6.000	07/01/22	—(r)	511
Federal National Mortgage Assoc.	6.000	09/01/33	1	577
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	464
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	284
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	144
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	292
Federal National Mortgage Assoc.	6.000	09/01/34	15	18,060
Federal National Mortgage Assoc.	6.000	09/01/34	21	23,913
Federal National Mortgage Assoc.	6.000	11/01/34	4	4,313
Federal National Mortgage Assoc.	6.000	11/01/34	28	31,800
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	525
Federal National Mortgage Assoc.	6.000	03/01/35	15	17,246
Federal National Mortgage Assoc.	6.000	04/01/35	1	708
Federal National Mortgage Assoc.	6.000	12/01/35	61	68,104
Federal National Mortgage Assoc.	6.000	01/01/36	162	182,134
Federal National Mortgage Assoc.	6.000	05/01/36	72	85,156
Federal National Mortgage Assoc.	6.000	05/01/36	381	452,336
Federal National Mortgage Assoc.	6.250	05/15/29	100	143,160
Federal National Mortgage Assoc.	6.500	07/01/32	472	556,185
Federal National Mortgage Assoc.	6.500	08/01/32	194	221,983
Federal National Mortgage Assoc.	6.500	09/01/32	77	88,414
Federal National Mortgage Assoc.	6.500	10/01/32	78	90,207
Federal National Mortgage Assoc.	6.500	10/01/32	504	601,997
Federal National Mortgage Assoc.	6.500	10/01/37	271	324,305
Federal National Mortgage Assoc.	6.625	11/15/30	580	879,965
Federal National Mortgage Assoc.	7.000	05/01/24	6	6,375
Federal National Mortgage Assoc.	7.000	05/01/24	10	10,178
Federal National Mortgage Assoc.	7.000	05/01/24	12	11,790
Federal National Mortgage Assoc.	7.000	05/01/24	44	47,710
Federal National Mortgage Assoc.	7.000	12/01/31	1	1,131
Federal National Mortgage Assoc.	7.000	12/01/31	243	285,013

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	7.000%	09/01/33	62	$64,240
Federal National Mortgage Assoc.	7.000	11/01/33	65	66,925
Federal National Mortgage Assoc.	9.000	04/01/25	2	2,409
Federal National Mortgage Assoc.	9.500	01/01/25	1	687
Federal National Mortgage Assoc.	9.500	01/01/25	2	1,718
Federal National Mortgage Assoc.	9.500	01/01/25	5	5,478
Federal National Mortgage Assoc.	9.500	02/01/25	1	966
Government National Mortgage Assoc.	2.000	TBA	8,000	8,368,184
Government National Mortgage Assoc.	2.500	TBA	10,500	11,061,581
Government National Mortgage Assoc.	2.500	12/20/46	374	395,861
Government National Mortgage Assoc.	3.000	TBA	3,000	3,131,309
Government National Mortgage Assoc.	3.000	03/15/45	1,385	1,444,473
Government National Mortgage Assoc.	3.000	07/20/45	2,985	3,174,388
Government National Mortgage Assoc.	3.000	07/20/46	1,564	1,662,593
Government National Mortgage Assoc.	3.000	08/20/46	2,910	3,093,959
Government National Mortgage Assoc.	3.000	10/20/46	232	246,668
Government National Mortgage Assoc.	3.000	02/20/47	3,999	4,249,336
Government National Mortgage Assoc.	3.000	05/20/47	765	813,818
Government National Mortgage Assoc.	3.000	12/20/47	305	321,538
Government National Mortgage Assoc.	3.000	04/20/49	1,249	1,305,926
Government National Mortgage Assoc.	3.000	12/20/49	786	819,760
Government National Mortgage Assoc.	3.000	01/20/50	6,120	6,385,442
Government National Mortgage Assoc.	3.500	04/20/42	257	279,718
Government National Mortgage Assoc.	3.500	01/20/43	1,514	1,646,536
Government National Mortgage Assoc.	3.500	04/20/43	694	755,421
Government National Mortgage Assoc.	3.500	03/20/45	1,130	1,211,518
Government National Mortgage Assoc.	3.500	04/20/45	622	666,910
Government National Mortgage Assoc.	3.500	07/20/46	2,423	2,605,499
Government National Mortgage Assoc.	3.500	01/20/47	515	552,254
Government National Mortgage Assoc.	3.500	03/20/47	238	255,682
Government National Mortgage Assoc.	3.500	07/20/47	1,504	1,619,786
Government National Mortgage Assoc.	3.500	02/20/48	3,406	3,637,021
Government National Mortgage Assoc.	3.500	11/20/48	870	920,462
Government National Mortgage Assoc.	3.500	01/20/49	742	790,756
Government National Mortgage Assoc.	3.500	02/20/49	4,985	5,288,075
Government National Mortgage Assoc.	3.500	05/20/49	1,516	1,599,437
Government National Mortgage Assoc.	3.500	06/20/49	3,437	3,626,478
Government National Mortgage Assoc.	3.500	11/20/49	1,249	1,321,915
Government National Mortgage Assoc.	3.500	12/20/49	238	251,057
Government National Mortgage Assoc.	4.000	02/20/41	338	373,751
Government National Mortgage Assoc.	4.000	06/20/44	709	776,650
Government National Mortgage Assoc.	4.000	08/20/44	216	236,537

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	11/20/45	473	$516,074
Government National Mortgage Assoc.	4.000	11/20/46	451	490,440
Government National Mortgage Assoc.	4.000	02/20/47	454	489,744
Government National Mortgage Assoc.	4.000	10/20/47	509	549,490
Government National Mortgage Assoc.	4.000	12/20/47	368	398,085
Government National Mortgage Assoc.	4.000	07/20/48	1,200	1,285,566
Government National Mortgage Assoc.	4.000	02/20/49	1,528	1,631,450
Government National Mortgage Assoc.	4.000	03/20/49	2,483	2,646,126
Government National Mortgage Assoc.	4.500	02/20/40	203	225,660
Government National Mortgage Assoc.	4.500	01/20/41	122	137,612
Government National Mortgage Assoc.	4.500	02/20/41	588	663,288
Government National Mortgage Assoc.	4.500	03/20/41	301	335,094
Government National Mortgage Assoc.	4.500	06/20/44	438	487,889
Government National Mortgage Assoc.	4.500	02/20/46	42	47,301
Government National Mortgage Assoc.	4.500	03/20/46	214	237,608
Government National Mortgage Assoc.	4.500	03/20/47	1,194	1,307,065
Government National Mortgage Assoc.	4.500	08/20/47	227	246,493
Government National Mortgage Assoc.	4.500	01/20/48	188	203,562
Government National Mortgage Assoc.	4.500	02/20/48	1,243	1,351,487
Government National Mortgage Assoc.	5.000	07/15/33	376	435,571
Government National Mortgage Assoc.	5.000	09/15/33	507	582,988
Government National Mortgage Assoc.	5.000	04/15/34	16	17,184
Government National Mortgage Assoc.	5.500	02/15/34	314	351,967
Government National Mortgage Assoc.	5.500	02/15/36	111	129,342
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	161
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	393
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	231
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	454
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	494
Government National Mortgage Assoc.	7.000	01/15/23	1	991
Government National Mortgage Assoc.	7.000	01/15/23	2	1,664
Government National Mortgage Assoc.	7.000	03/15/23	1	939
Government National Mortgage Assoc.	7.000	03/15/23	2	1,594
Government National Mortgage Assoc.	7.000	04/15/23	1	577
Government National Mortgage Assoc.	7.000	04/15/23	2	1,634
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	61
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	129
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	240
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	312
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	367
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	422
Government National Mortgage Assoc.	7.000	05/15/23	1	707

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	05/15/23	3	$3,160
Government National Mortgage Assoc.	7.000	05/15/23	4	3,881
Government National Mortgage Assoc.	7.000	05/15/23	5	4,648
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	74
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	317
Government National Mortgage Assoc.	7.000	06/15/23	1	608
Government National Mortgage Assoc.	7.000	06/15/23	1	915
Government National Mortgage Assoc.	7.000	06/15/23	1	1,068
Government National Mortgage Assoc.	7.000	06/15/23	2	2,060
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	87
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	113
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	150
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	178
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	263
Government National Mortgage Assoc.	7.000	07/15/23	1	534
Government National Mortgage Assoc.	7.000	07/15/23	1	694
Government National Mortgage Assoc.	7.000	07/15/23	1	741
Government National Mortgage Assoc.	7.000	07/15/23	1	943
Government National Mortgage Assoc.	7.000	07/15/23	2	1,998
Government National Mortgage Assoc.	7.000	07/15/23	9	9,174
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	136
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	178
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	276
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	276
Government National Mortgage Assoc.	7.000	08/15/23	1	566
Government National Mortgage Assoc.	7.000	08/15/23	1	846
Government National Mortgage Assoc.	7.000	08/15/23	1	925
Government National Mortgage Assoc.	7.000	08/15/23	1	973
Government National Mortgage Assoc.	7.000	08/15/23	1	1,353
Government National Mortgage Assoc.	7.000	08/15/23	1	1,409
Government National Mortgage Assoc.	7.000	08/15/23	1	1,441
Government National Mortgage Assoc.	7.000	08/15/23	2	1,653
Government National Mortgage Assoc.	7.000	08/15/23	2	1,726
Government National Mortgage Assoc.	7.000	08/15/23	3	3,122
Government National Mortgage Assoc.	7.000	08/15/23	3	3,156
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	283
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	368
Government National Mortgage Assoc.	7.000	09/15/23	1	567
Government National Mortgage Assoc.	7.000	09/15/23	1	597
Government National Mortgage Assoc.	7.000	09/15/23	1	610
Government National Mortgage Assoc.	7.000	09/15/23	4	4,007
Government National Mortgage Assoc.	7.000	09/15/23	15	15,863

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	10/15/23	—(r)	$99
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	135
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	212
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	325
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	362
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	462
Government National Mortgage Assoc.	7.000	10/15/23	1	652
Government National Mortgage Assoc.	7.000	10/15/23	1	723
Government National Mortgage Assoc.	7.000	10/15/23	1	727
Government National Mortgage Assoc.	7.000	10/15/23	1	801
Government National Mortgage Assoc.	7.000	10/15/23	1	832
Government National Mortgage Assoc.	7.000	10/15/23	1	849
Government National Mortgage Assoc.	7.000	10/15/23	1	922
Government National Mortgage Assoc.	7.000	10/15/23	1	956
Government National Mortgage Assoc.	7.000	10/15/23	1	1,052
Government National Mortgage Assoc.	7.000	10/15/23	1	1,262
Government National Mortgage Assoc.	7.000	10/15/23	1	1,373
Government National Mortgage Assoc.	7.000	10/15/23	2	2,203
Government National Mortgage Assoc.	7.000	10/15/23	3	2,727
Government National Mortgage Assoc.	7.000	10/15/23	4	3,862
Government National Mortgage Assoc.	7.000	10/15/23	4	4,212
Government National Mortgage Assoc.	7.000	10/15/23	7	7,072
Government National Mortgage Assoc.	7.000	10/15/23	8	7,988
Government National Mortgage Assoc.	7.000	10/15/23	13	12,803
Government National Mortgage Assoc.	7.000	10/15/23	19	20,144
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	312
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	398
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	479
Government National Mortgage Assoc.	7.000	11/15/23	1	601
Government National Mortgage Assoc.	7.000	11/15/23	1	603
Government National Mortgage Assoc.	7.000	11/15/23	1	659
Government National Mortgage Assoc.	7.000	11/15/23	1	1,016
Government National Mortgage Assoc.	7.000	11/15/23	1	1,054
Government National Mortgage Assoc.	7.000	11/15/23	1	1,493
Government National Mortgage Assoc.	7.000	11/15/23	2	1,838
Government National Mortgage Assoc.	7.000	11/15/23	2	2,202
Government National Mortgage Assoc.	7.000	11/15/23	2	2,439
Government National Mortgage Assoc.	7.000	11/15/23	2	2,480
Government National Mortgage Assoc.	7.000	11/15/23	3	2,620
Government National Mortgage Assoc.	7.000	11/15/23	3	3,123
Government National Mortgage Assoc.	7.000	11/15/23	4	3,750
Government National Mortgage Assoc.	7.000	11/15/23	7	7,867

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	—(r)	$187
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	235
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	244
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	298
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	301
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	398
Government National Mortgage Assoc.	7.000	12/15/23	1	643
Government National Mortgage Assoc.	7.000	12/15/23	1	682
Government National Mortgage Assoc.	7.000	12/15/23	1	682
Government National Mortgage Assoc.	7.000	12/15/23	1	807
Government National Mortgage Assoc.	7.000	12/15/23	1	991
Government National Mortgage Assoc.	7.000	12/15/23	1	1,031
Government National Mortgage Assoc.	7.000	12/15/23	1	1,034
Government National Mortgage Assoc.	7.000	12/15/23	1	1,436
Government National Mortgage Assoc.	7.000	12/15/23	2	1,516
Government National Mortgage Assoc.	7.000	12/15/23	2	1,584
Government National Mortgage Assoc.	7.000	12/15/23	2	1,663
Government National Mortgage Assoc.	7.000	12/15/23	2	1,974
Government National Mortgage Assoc.	7.000	12/15/23	2	2,058
Government National Mortgage Assoc.	7.000	12/15/23	3	2,867
Government National Mortgage Assoc.	7.000	12/15/23	3	2,975
Government National Mortgage Assoc.	7.000	12/15/23	3	3,102
Government National Mortgage Assoc.	7.000	12/15/23	4	3,849
Government National Mortgage Assoc.	7.000	12/15/23	5	5,026
Government National Mortgage Assoc.	7.000	12/15/23	6	5,762
Government National Mortgage Assoc.	7.000	12/15/23	7	7,178
Government National Mortgage Assoc.	7.000	12/15/23	10	9,712
Government National Mortgage Assoc.	7.000	12/15/23	11	11,431
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	246
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	344
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	505
Government National Mortgage Assoc.	7.000	01/15/24	1	545
Government National Mortgage Assoc.	7.000	01/15/24	1	861
Government National Mortgage Assoc.	7.000	01/15/24	1	1,000
Government National Mortgage Assoc.	7.000	01/15/24	1	1,113
Government National Mortgage Assoc.	7.000	01/15/24	1	1,276
Government National Mortgage Assoc.	7.000	01/15/24	1	1,475
Government National Mortgage Assoc.	7.000	01/15/24	2	1,726
Government National Mortgage Assoc.	7.000	01/15/24	3	2,657
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	257
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	273
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	483

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	02/15/24	1	$841
Government National Mortgage Assoc.	7.000	02/15/24	1	971
Government National Mortgage Assoc.	7.000	02/15/24	1	1,125
Government National Mortgage Assoc.	7.000	02/15/24	5	5,675
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	76
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	180
Government National Mortgage Assoc.	7.000	03/15/24	1	676
Government National Mortgage Assoc.	7.000	03/15/24	1	1,250
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	66
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	69
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	194
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	498
Government National Mortgage Assoc.	7.000	04/15/24	1	533
Government National Mortgage Assoc.	7.000	04/15/24	1	657
Government National Mortgage Assoc.	7.000	04/15/24	1	773
Government National Mortgage Assoc.	7.000	04/15/24	1	1,092
Government National Mortgage Assoc.	7.000	04/15/24	1	1,373
Government National Mortgage Assoc.	7.000	04/15/24	5	4,613
Government National Mortgage Assoc.	7.000	04/15/24	5	5,151
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	152
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	269
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	328
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	495
Government National Mortgage Assoc.	7.000	05/15/24	1	1,051
Government National Mortgage Assoc.	7.000	05/15/24	1	1,453
Government National Mortgage Assoc.	7.000	05/15/24	2	1,690
Government National Mortgage Assoc.	7.000	05/15/24	2	2,079
Government National Mortgage Assoc.	7.000	05/15/24	3	2,894
Government National Mortgage Assoc.	7.000	05/15/24	4	4,489
Government National Mortgage Assoc.	7.000	05/15/24	6	6,604
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	122
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	162
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	257
Government National Mortgage Assoc.	7.000	06/15/24	1	528
Government National Mortgage Assoc.	7.000	06/15/24	1	1,252
Government National Mortgage Assoc.	7.000	06/15/24	2	2,214
Government National Mortgage Assoc.	7.000	06/15/24	2	2,303
Government National Mortgage Assoc.	7.000	06/15/24	3	2,769
Government National Mortgage Assoc.	7.000	06/15/24	5	4,842
Government National Mortgage Assoc.	7.000	07/15/24	—(r)	375
Government National Mortgage Assoc.	7.000	07/15/24	2	1,808
Government National Mortgage Assoc.	7.000	02/15/29	6	5,956

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.500%	01/15/23	—(r)	$25
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	113
Government National Mortgage Assoc.	7.500	03/15/23	—(r)	244
Government National Mortgage Assoc.	7.500	05/15/23	3	2,816
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	113
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	127
Government National Mortgage Assoc.	7.500	09/15/23	2	1,621
Government National Mortgage Assoc.	7.500	10/15/23	2	2,460
Government National Mortgage Assoc.	7.500	10/15/23	5	5,809
Government National Mortgage Assoc.	7.500	11/15/23	—(r)	484
Government National Mortgage Assoc.	7.500	11/15/23	6	6,164
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	448
Government National Mortgage Assoc.	7.500	12/15/23	2	1,527
Government National Mortgage Assoc.	7.500	01/15/24	1	613
Government National Mortgage Assoc.	7.500	01/15/24	1	851
Government National Mortgage Assoc.	7.500	01/15/24	1	1,352
Government National Mortgage Assoc.	7.500	01/15/24	6	6,375
Government National Mortgage Assoc.	7.500	01/15/24	8	7,786
Government National Mortgage Assoc.	7.500	02/15/24	1	599
Government National Mortgage Assoc.	7.500	02/15/24	7	7,389
Government National Mortgage Assoc.	7.500	03/15/24	2	2,181
Government National Mortgage Assoc.	7.500	04/15/24	2	1,746
Government National Mortgage Assoc.	7.500	04/15/24	2	1,812
Government National Mortgage Assoc.	7.500	04/15/24	4	4,368
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	155
Government National Mortgage Assoc.	7.500	06/15/24	—(r)	255
Government National Mortgage Assoc.	7.500	06/15/24	1	909
Government National Mortgage Assoc.	7.500	06/15/24	3	2,797
Government National Mortgage Assoc.	7.500	06/15/24	4	3,822
Government National Mortgage Assoc.	7.500	07/15/24	3	3,271
Government National Mortgage Assoc.	7.500	07/15/24	7	7,050
Government National Mortgage Assoc.	8.500	04/15/25	65	71,882
Government National Mortgage Assoc.	9.500	07/20/21	—(r)	5
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500	09/18/33	500	736,785
Resolution Funding Corp. Interest Strips, Bonds	1.547(s)	04/15/28	900	817,983
Resolution Funding Corp. Interest Strips, Bonds	2.046(s)	01/15/30	280	245,276
Resolution Funding Corp. Interest Strips, Bonds	2.477(s)	01/15/29	500	448,494
Resolution Funding Corp. Interest Strips, Bonds	3.624(s)	04/15/30	1,000	876,965
Resolution Funding Corp. Principal Strips, Bonds, PO	2.737(s)	01/15/30	1,540	1,366,153
Resolution Funding Corp. Principal Strips, Bonds, PO	3.114(s)	04/15/30	2,280	2,016,963
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,504,250
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335	376,969

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880%	04/01/36	170	$261,175
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,684,827
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,784,897

Total U.S. Government Agency Obligations (cost $374,145,351)				382,525,131
U.S. Treasury Obligations 38.6%
U.S. Treasury Bonds	1.625	11/15/50	4,860	4,913,156
U.S. Treasury Bonds	2.875	05/15/43	18,620	23,824,872
U.S. Treasury Bonds	3.000	11/15/44	22,455	29,412,542
U.S. Treasury Bonds	3.125	02/15/43	3,590	4,768,530
U.S. Treasury Bonds	3.125	08/15/44	8,300	11,077,906
U.S. Treasury Bonds	3.375	05/15/44	22,885	31,688,574
U.S. Treasury Bonds	3.625	08/15/43(k)	22,440	32,078,681
U.S. Treasury Bonds	3.625	02/15/44	7,315	10,483,309
U.S. Treasury Bonds	3.750	11/15/43	40,095	58,407,138
U.S. Treasury Notes	0.500	06/30/27	840	836,194
U.S. Treasury Notes	2.375	08/15/24	1,155	1,245,776
U.S. Treasury Notes	3.125	11/15/28	30,865	36,661,833
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	1,046,512
U.S. Treasury Strips Coupon	0.919(s)	02/15/29	8,675	8,095,876
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	820	707,923
U.S. Treasury Strips Coupon	1.052(s)	05/15/29	10,710	9,954,025
U.S. Treasury Strips Coupon	1.122(s)	02/15/36	480	394,481
U.S. Treasury Strips Coupon	1.123(s)	05/15/36	815	666,167
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	111,486
U.S. Treasury Strips Coupon	1.351(s)	08/15/43	350	244,549
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550	3,207,395
U.S. Treasury Strips Coupon	1.417(s)	02/15/38	810	638,476
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	129,213
U.S. Treasury Strips Coupon	1.453(s)	02/15/39(k)	11,255	8,692,289
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	338,976
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,784,086
U.S. Treasury Strips Coupon	1.677(s)	02/15/43(k)	19,800	14,054,906
U.S. Treasury Strips Coupon	1.787(s)	05/15/41	13,445	9,934,069
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	1,100	984,973
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,568,250
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,585	1,439,688
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	590	458,080
U.S. Treasury Strips Coupon	2.089(s)	11/15/35	1,525	1,258,899
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	695	659,191

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.188%(s)	05/15/39	1,505	$1,156,087
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	325,944
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,651,375
U.S. Treasury Strips Coupon	2.334(s)	08/15/41	1,760	1,291,881
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	429,011
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,275	1,566,284
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	7,750	5,273,027
U.S. Treasury Strips Coupon	2.418(s)	08/15/35	25	20,735
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	392,834
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	665	440,069
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	9,590,810
U.S. Treasury Strips Coupon	3.117(s)	08/15/27	920	878,025

Total U.S. Treasury Obligations (cost $320,463,337)				334,784,103

Total Long-Term Investments (cost $834,751,530)				867,492,533

	Shares
Short-Term Investments 12.6%
Affiliated Mutual Fund 12.6%
PGIM Core Ultra Short Bond Fund (cost $109,676,222)(w)	109,676,222	109,676,222
Option Purchased*~ 0.0%
(cost $102,681)		168,609
TOTAL SHORT-TERM INVESTMENTS (cost $109,778,903)		109,844,831

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 112.6% (cost $944,530,433)		977,337,364
Options Written*~ (0.0)%
(premiums received $35,272)		(40,875)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 112.6% (cost $944,495,161)		977,296,489
Liabilities in excess of other assets(z) (12.6)%		(109,625,484)

Net Assets 100.0%		$867,671,005

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PO—Principal Only
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 3,500,000 is 0.40% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.500%	TBA	01/14/21	(3,500)	$(3,660,455)
Federal National Mortgage Assoc.	3.500%	TBA	12/14/20	(2,500)	(2,637,207)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,292,734)					$(6,297,662)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	12/24/20	$138.00		327		327	$168,609
(cost $102,681)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	12/24/20	$139.00		327		327	$(40,875)
(premiums received $35,272)
Futures contracts outstanding at November 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
412	2 Year U.S. Treasury Notes	Mar. 2021	$90,990,843	$45,381
927	5 Year U.S. Treasury Notes	Mar. 2021	116,830,969	180,336
101	10 Year U.S. Treasury Notes	Mar. 2021	13,955,360	42,662
				268,379
Short Positions:
699	10 Year U.S. Ultra Treasury Notes	Mar. 2021	109,830,375	(196,890)
537	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	116,008,781	264,064
				67,174
				$335,553
Interest rate swap agreements outstanding at November 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
2,429	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	$(493,230)	$(275,980)	$217,250

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).